Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 2,863,531	$ 416,484	¥ 1,994,459	¥ 1,216,223
Adjustments to reconcile net income to net cash from operating activities:
Depreciation of property and equipment	90,270	13,129	81,915	65,246
Amortization of intangible assets	11,623	1,690	6,923	4,558
Loss on disposal of property and equipment	789	115	2,909	227
Provision for doubtful accounts	2,215	322	1,110	2,303
(Earnings)/loss from equity method investments	(24,702)	(3,593)	10,571	6,638
Fair value change of short-term investments	(29,730)	(4,324)	(29,042)	(5,883)
Write-down of inventories and prepayment for vehicle purchase cost	0		1,483	50,190
Fair value change of other non-current assets	11,017	1,602	0	0
Interest income of convertible bond	(36,172)	(5,261)
Share-based compensation	202,325	29,427	177,786	195,393
Deferred income taxes	102,111	14,851	12,279	(103,800)
Changes in operating assets and liabilities:
Accounts receivable	(904,313)	(131,527)	(688,923)	(132,771)
Amounts due from related parties, current	(9,545)	(1,388)	(4,051)	(18,806)
Prepaid expenses and other current assets	(62,813)	(9,135)	191,348	(77,587)
Inventories			94,134	4,418
Amounts due from related parties, non-current	8,915	1,297	(10,147)	(809)
Other non-current assets	(3,580)	(521)	16,386	(12,090)
Accrued expenses and other payables	807,333	117,421	425,306	308,861
Advance from customers	4,563	664	(5,428)	48,668
Notes payable			(31,063)	(143,880)
Deferred revenue	101,241	14,726	397,342	139,656
Income tax payable	(25,169)	(3,661)	(172,398)	31,802
Amounts due to related parties	9,583	1,394	(6,345)	(6,814)
Other liabilities	(8,054)	(1,171)	(2,855)	2,381
Net cash generated from operating activities	3,111,438	452,541	2,463,699	1,574,124
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(113,796)	(16,551)	(86,422)	(88,837)
Proceeds from disposal of property and equipment	665	97	811	539
Acquisition of intangible assets	(104)	(15)	(21,100)
Purchase of long-term investments			(30,000)	(17,000)
Purchase of convertible bond	(643,496)	(93,593)
Proceeds from disposal of long-term investments	51,500	7,490	57,500
Purchase of short-term investments	(54,532,940)	(7,931,487)	(19,613,774)	(4,212,594)
Maturity of short-term investments	51,936,932	7,553,913	14,779,158	3,802,986
Net cash used in investing activities	(3,301,239)	(480,146)	(4,913,827)	(514,906)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	51,811	7,537	61,070	25,420
Payment of dividends	(595,779)	(86,653)
Capital injection from noncontrolling interests shareholder				2,500
Net cash generated from/(used in) financing activities	(543,968)	(79,116)	61,070	27,920
Effect of exchange rate changes on cash and cash equivalents and restricted cash	39,151	5,693	(2,584)	2,354
Net increase/(decrease) in cash and cash equivalents and restricted cash	(694,618)	(101,028)	(2,391,642)	1,089,492
Cash and cash equivalents and restricted cash at beginning of year	911,588	132,585	3,303,230	2,213,738
Cash and cash equivalents and restricted cash at end of year	216,970	31,557	911,588	3,303,230
Supplemental disclosures of cash flow information:
Income taxes paid	362,835	52,772	430,136	102,443
Purchase of fixed assets included in accrued expenses and other payables	¥ 27,132	$ 3,946	6,303	¥ 12,200
Dividends declared but not paid			¥ 595,779